Document and Entity Information	Mar. 01, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000894081
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	Air Transport Services Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38510
Entity Tax Identification Number	13-2656671
Entity Address, Address Line One	145 Hunter Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45177
City Area Code	(937)
Local Phone Number	382-5591
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ATSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false